Operations - Additional Information (Detail) R$ in Thousands				12 Months Ended
		Mar. 24, 2020 BRL (R$)	Feb. 21, 2020 BRL (R$) Aircraft Destinations Departures Passengers	Dec. 31, 2019 BRL (R$) Aircraft	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Jul. 24, 2019 R$ / $
Disclosure of subsidiaries [line items]
Exchange rate | R$ / $							4.7500
Depreciation, Amortization and Impairment	[1]			R$ 3,670,884	R$ 1,284,050	R$ 1,063,378
Equity position attributed to shareholders				3,519,174	1,150,038
Net current liabilities				2,723,289	1,519,560
Leases impact on balance sheet				12,106,621	8,919,746
Impairment chage and one time costs related to sublease				R$ 79,855	34,434	R$ 35,619
Subsequent event [member] | Airline Two Taxi Aereo Ltda [member]
Disclosure of subsidiaries [line items]
Contingent consideration			R$ 123,000
AZUL [Member] | Subsequent event [member]
Disclosure of subsidiaries [line items]
Number of capacity		90.00%
Executive management team salary cut		50.00%
Managers salary cut		25.00%
Number of leave of absence program		10,000
Impact of adoption of IFRS 16 [member]
Disclosure of subsidiaries [line items]
Leases impact on balance sheet					R$ 4,313,738
Brazilian Development Bank [member] | Subsequent event [member]
Disclosure of subsidiaries [line items]
Support package in credit lines		R$ 10,000,000
Acceleration of fleet transformation [member]
Disclosure of subsidiaries [line items]
Exchange rate				4.004
Pre-tax discount rate				10.60%
Depreciation, Amortization and Impairment				R$ 2,032,207
Other expense				797,591
Write off of prepayments and maintenance reserves				91,826
Provision charged against inventory part				27,999
Reversal of sale and lease back gain				76,466
Impairment and related provisions and write offs				54,211
Impairment chage and one time costs related to sublease				R$ 2,873,157
TwoFlex Acquisition [member] | Reportable segments [member]
Disclosure of subsidiaries [line items]
Regional Turboprop | Aircraft				1
TwoFlex Acquisition [member] | Reportable segments [member] | Subsequent event [member]
Disclosure of subsidiaries [line items]
Number of destinations | Destinations			39
Number of daily departure | Departures			14
Total fleet distance | Aircraft			17
No of capacity passengers | Passengers			9

[1]	Includes non recurring items consisting of impairment chage and one time costs related to the sublease of 53 E195 totalling R$2,873,157 (Note 1).